UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to March 31, 2023

Date of Report (Date of earliest event reported) April 4, 2023

Commission File Number of securitizer:  025-04540

Central Index Key Number of securitizer: 0001601642

Kiavi Funding, Inc. 1

(Exact name of securitizer as specified in its charter)

Arvind Mohan  (415) 202-6400

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

1 Kiavi Funding, Inc. (“Kiavi”), formerly known as LendingHome Funding Corporation, is filing this Form ABS-15G in its capacity as sponsor of the LHOME Mortgage Trust 2020-RTL2, Series 2020-RTL2 Notes transaction, LHOME Mortgage Trust 2021-RTL1, Series 2021-RTL1 Notes transaction, LHOME Mortgage Trust 2021-RTL2, Series 2021-RTL2 Notes transaction, LHOME Mortgage Trust 2021-RTL3, Series 2021-RTL3 Notes transaction, LHOME Mortgage Trust 2022-RTL1, Series 2022-RTL1 Notes transaction, LHOME Mortgage Trust 2022-RTL2, Series 2022-RTL2 Notes transaction, Kiavi Issuer Trust 2022-SR1, Series 2022-SR1 Notes transaction, LHOME Mortgage Trust 2022-RTL3, Series 2022-RTL3 Notes transaction, and LHOME Mortgage Trust 2023-RTL1, Series 2023-RTL1 Notes transaction (the “Specified Transactions”), which are covered by this report, and to exempt its affiliate Kiavi Depositor, LLC, formerly known as LHFC Depositor, LLC, the depositor of certain of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In Kiavi’s capacity as sponsor, Kiavi is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Kiavi into the Specified Transactions.  This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Kiavi may have acted as a securitizer.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”) and (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”).  The information in this Form ABS-15G has not been verified by any third party.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)

Item 99.1 Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:
Name of Issuing Entity	Check if Registered	Name of Originator[2]	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (with cure period)[4]			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
Kiavi Issuer Trust 2022-SR1		Kiavi Funding, Inc.	239	81,497,420.00	100	8	3,650,041.00	4.479%	8	3,650,041.00	4.479%	0	0	0	0	0	0	0	0	0	0	0	0

2 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.  The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 4, 2023	KIAVI FUNDING, INC.
(Securitizer)

	By:	/s/ Arvind Mohan
Name: Arvind Mohan
Title: Chief Executive Officer